Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 45,744	$ 12,683
Available-for-sale securities	8,528
Investment securities	5,874
Selling commission and dealer manager fees
Due from related parties	1,072	1,176
Due from non-related parties	21	179
Reimbursable expenses
Due from related parties	18,772	1,490
Due from non-related parties	584	61
Investment banking fees (related party)	21,420
Due from RCAP Holdings and related parties	7,156
Property and equipment (net of accumulated depreciation: 2013 - $198; 2012 - $48)	458	113
Prepaid expenses and other assets	1,372	509
Deferred income taxes	126
Total assets	111,127	16,211
Liabilities and Stockholders' Equity
Accounts payable	4,695	1,303
Accrued expenses:
Due to related parties	16,736
Due to non-related parties	5,894	4,175
Payable to broker-dealers	1,259	5,007
Deferred revenue (related party)	2,567
Dividends payable	450
Total liabilities	31,601	10,485
Additional paid-in capital	43,376
Accumulated other comprehensive loss	(46)
Retained earnings	1,499
Member's equity		5,726
Total stockholders' equity	44,856	5,726
Non-controlling interest	34,670
Total liabilities and equity	111,127	16,211
Common Class A [Member]
Accrued expenses:
Common Stock	3
Common Class B [Member]
Accrued expenses:
Common Stock	$ 24